Fair Value Measurements (Tables) - Seaport Global Acquisition Corp	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31,
	2020	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$281	$281	$—	$—
U.S. Treasury Securities held in Trust Account	145,193,921	145,193,921	—	—
	$145,194,202	$145,194,202	$—	$—

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		December 31,
Description	Level	2020
Liabilities:
Warrant Liability – Public Warrants	1	$10,975,313
Warrant Liability – Private Placement Warrants	3	$6,347,438
Total Warrant Liability		$17,322,751

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$—	$—	$—	$—
U.S Treasury Securities held in Trust Account	145,218,068	145,218,068	—	—
	$145,218,068	$145,218,068	$—	$—
Liabilities:
Public Warrants Liability	$10,134,375	$10,134,375	$—	$—
Private Warrants Liability	6,332,732	—	—	6,332,732
	$16,467,107	$10,134,375	$—	$6,332,732

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$281	$281	$—	$—
U.S Treasury Securities held in Trust Account	145,193,921	145,193,921	—	—
	$145,194,202	$145,194,202	$—	$—
Liabilities:
Public Warrants Liability	$10,975,313	$10,975,313	$—	$—
Private Warrants Liability	6,347,438	—	—	6,347,438
	$17,322,751	$10,975,313	$—	$6,347,438

Schedule of key inputs into the Monte Carlo simulation model for the Public Warrants and Private Placement Warrants

December 2, 2020
Input	(Initial Measurement)
Risk-free interest rate	0.56%
Expected term (years)	6.04
Expected volatility	24.2%
Stock price	$9.052

Inputs	September 30, 2021	December 31, 2020
Risk-free interest rate	1.12%	0.5%
Expected term remaining (years)	5.82	5.96
Expected volatility	14.4%	16.2%
Stock price	$10.060	$10.02

Schedule of changes in the fair value of warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 2, 2020	$—	$—	$—
Initial measurement on December 2, 2020	8,360,188	14,403,750	22,763,938
Change in valuation inputs or other assumptions	(2,012,750)	(3,428,437)	(5,441,188)
Fair value as of December 31, 2020	$6,347,438	$10,975,313	$17,322,751